Accounts Receivable, Net	6 Months Ended
Dec. 31, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

As of December 31, 2022 and June 30, 2022, accounts receivable consisted of the following:

	As of December 31,	As of June 30,
	2022	2022
Accounts receivable - gross	$27,182,374	$28,094,299
Allowance for doubtful accounts	(2,056,827)	(1,815,665)
Accounts receivable, net	$25,125,547	$26,278,634

The Company recorded bad debt expenses of $290,138 and $1,063,983 for six months ended December 31, 2022 and six months ended December 31, 2021, respectively.